UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets

	Aerospace & Defense – 2.7%
1,951	Boeing Co. (The)(a)	$639,694
502	Huntington Ingalls Industries, Inc.(a)	129,396
775	KLX, Inc.(a)(b)	55,071
1,220	Lockheed Martin Corp.(a)	412,275
1,077	Rockwell Collins, Inc.(a)	145,233
3,073	United Technologies Corp.(a)	386,645

		1,768,314

	Air Freight & Logistics – 0.7%
1,058	FedEx Corp.(a)	254,036
1,859	United Parcel Service, Inc., Class B(a)	194,563

		448,599

	Airlines – 0.5%
595	Alaska Air Group, Inc.(a)	36,866
3,260	Delta Air Lines, Inc.(a)	178,681
426	JetBlue Airways Corp.(a)(b)	8,656
1,433	United Continental Holdings, Inc.(a)(b)	99,551

		323,754

	Auto Components – 0.2%
437	Adient PLC(a)	26,115
393	Lear Corp.(a)	73,133

		99,248

	Automobiles – 0.3%
5,904	General Motors Co.(a)	214,551

	Banks – 6.4%
31,282	Bank of America Corp.(a)	938,147
8,755	Citigroup, Inc.(a)	590,962
1,574	Comerica, Inc.(a)	150,994
302	East West Bancorp, Inc.	18,887
4,725	Fifth Third Bancorp(a)	150,019
483	First Republic Bank(a)	44,731
8,896	Huntington Bancshares, Inc.(a)	134,329
11,298	JPMorgan Chase & Co.(a)	1,242,441
328	Signature Bank(a)(b)	46,560
2,543	SunTrust Banks, Inc.(a)	173,026
126	SVB Financial Group(a)(b)	30,241
12,005	Wells Fargo & Co.(a)	629,182

		4,149,519

	Beverages – 1.7%
12,883	Coca-Cola Co. (The)(a)	559,509
5,220	PepsiCo, Inc.(a)	569,763

		1,129,272

Shares	Description	Value (†)
Common Stocks – continued

	Biotechnology – 2.9%
4,940	AbbVie, Inc.(a)	$467,571
854	Alexion Pharmaceuticals, Inc.(a)(b)	95,187
608	Alkermes PLC(a)(b)	35,240
309	Alnylam Pharmaceuticals, Inc.(a)(b)	36,802
2,279	Amgen, Inc.(a)	388,524
709	Biogen, Inc.(a)(b)	194,138
603	BioMarin Pharmaceutical, Inc.(a)(b)	48,885
2,623	Celgene Corp.(a)(b)	233,998
4,038	Gilead Sciences, Inc.(a)	304,425
903	Incyte Corp.(a)(b)	75,247

		1,880,017

	Building Products – 0.6%
1,461	A.O. Smith Corp.(a)	92,905
1,791	Fortune Brands Home & Security, Inc.(a)	105,472
3,462	Johnson Controls International PLC(a)	122,001
330	Lennox International, Inc.(a)	67,442

		387,820

	Capital Markets – 2.3%
4,341	Bank of New York Mellon Corp. (The)(a)	223,692
509	BlackRock, Inc.(a)	275,735
1,406	Goldman Sachs Group, Inc. (The)(a)	354,115
6,285	Morgan Stanley(a)	339,139
396	MSCI, Inc.(a)	59,190
1,547	Raymond James Financial, Inc.(a)	138,317
869	SEI Investments Co.(a)	65,097
1,022	TD Ameritrade Holding Corp.(a)	60,533

		1,515,818

	Chemicals – 2.1%
663	AdvanSix, Inc.(a)(b)	23,059
1,669	Air Products & Chemicals, Inc.(a)	265,421
686	Albemarle Corp.(a)	63,620
940	Ashland Global Holdings, Inc.(a)	65,603
569	Celanese Corp., Series A(a)	57,019
2,051	Huntsman Corp.(a)	59,992
547	International Flavors & Fragrances, Inc.(a)	74,890
1,850	Monsanto Co.(a)	215,877
1,740	Nutrien Ltd.(a)	82,232
841	PPG Industries, Inc.(a)	93,856
1,971	Praxair, Inc.(a)	284,415
2,795	Valvoline, Inc.(a)	61,853

		1,347,837

	Commercial Services & Supplies – 0.4%
886	Waste Connections, Inc.(a)	63,562
2,475	Waste Management, Inc.(a)	208,197

		271,759

Shares	Description	Value (†)
Common Stocks – continued

	Communications Equipment – 1.3%
235	Arista Networks, Inc.(a)(b)	$59,995
959	ARRIS International PLC(a)(b)	25,481
16,415	Cisco Systems, Inc.(a)	704,039
213	Palo Alto Networks, Inc.(a)(b)	38,664

		828,179

	Construction & Engineering – 0.0%
974	Chicago Bridge & Iron Co.(a)	14,026

	Consumer Finance – 1.0%
2,148	Ally Financial, Inc.(a)	58,318
2,883	American Express Co.(a)	268,926
2,260	Capital One Financial Corp.(a)	216,553
3,756	Synchrony Financial(a)	125,939

		669,736

	Containers & Packaging – 0.5%
1,178	Crown Holdings, Inc.(a)(b)	59,784
2,977	International Paper Co.(a)	159,061
866	Packaging Corp. of America(a)	97,598

		316,443

	Diversified Financial Services – 1.9%
6,129	Berkshire Hathaway, Inc., Class B(a)(b)	1,222,613

	Diversified Telecommunication Services – 1.8%
17,521	AT&T, Inc.(a)	624,624
11,155	Verizon Communications, Inc.(a)	533,432

		1,158,056

	Electric Utilities – 1.9%
5,833	Alliant Energy Corp.(a)	238,336
5,523	American Electric Power Co., Inc.(a)	378,823
3,417	OGE Energy Corp.(a)	111,975
2,923	PG&E Corp.(a)	128,407
4,257	PPL Corp.(a)	120,431
5,062	Southern Co. (The)(a)	226,069
1,083	Westar Energy, Inc.(a)	56,955

		1,260,996

	Electrical Equipment – 0.5%
328	Acuity Brands, Inc.(a)	45,654
3,652	Emerson Electric Co.(a)	249,432

		295,086

	Electronic Equipment, Instruments & Components – 0.3%
755	Arrow Electronics, Inc.(a)(b)	58,150
768	Avnet, Inc.(a)	32,072
4,491	Flex Ltd.(a)(b)	73,338

		163,560

Shares	Description	Value (†)
Common Stocks – continued

	Energy Equipment & Services – 0.8%
3,801	National Oilwell Varco, Inc.(a)	$139,915
2,265	Oceaneering International, Inc.(a)	41,993
5,622	Schlumberger Ltd.(a)	364,193

		546,101

	Food & Staples Retailing – 1.9%
1,689	Costco Wholesale Corp.(a)	318,258
3,223	CVS Health Corp.(a)	200,503
2,035	Sysco Corp.(a)	122,019
2,876	Walgreens Boots Alliance, Inc.(a)	188,292
4,481	Walmart, Inc.(a)	398,674

		1,227,746

	Food Products – 1.0%
782	Hain Celestial Group, Inc. (The)(a)(b)	25,079
604	Ingredion, Inc.(a)	77,868
2,348	Kellogg Co.(a)	152,643
6,766	Mondelez International, Inc., Class A(a)	282,345
1,160	Post Holdings, Inc.(a)(b)	87,882
1,146	TreeHouse Foods, Inc.(a)(b)	43,857

		669,674

	Gas Utilities – 0.1%
1,514	UGI Corp.(a)	67,252

	Health Care Equipment & Supplies – 2.5%
6,481	Abbott Laboratories(a)	388,341
462	Align Technology, Inc.(a)(b)	116,022
640	Cooper Cos., Inc. (The)(a)	146,438
1,472	DENTSPLY SIRONA, Inc.(a)	74,056
2,327	Hologic, Inc.(a)(b)	86,937
595	IDEXX Laboratories, Inc.(a)(b)	113,877
5,057	Medtronic PLC(a)	405,673
1,317	ResMed, Inc.(a)	129,685
1,077	STERIS PLC(a)	100,549
289	Teleflex, Inc.(a)	73,689

		1,635,267

	Health Care Providers & Services – 2.7%
1,472	Anthem, Inc.(a)	323,398
1,351	Centene Corp.(a)(b)	144,381
2,851	Express Scripts Holding Co.(a)(b)	196,947
1,035	McKesson Corp.(a)	145,801
1,211	MEDNAX, Inc.(a)(b)	67,368
3,597	UnitedHealth Group, Inc.(a)	769,758
487	WellCare Health Plans, Inc.(a)(b)	94,298

		1,741,951

	Health Care Technology – 0.1%
827	Veeva Systems, Inc., Class A(a)(b)	60,387

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – 1.8%
116	Domino’s Pizza, Inc.(a)	$27,093
505	Hilton Grand Vacations, Inc.(a)(b)	21,725
2,081	Hilton Worldwide Holdings, Inc.(a)	163,900
582	Las Vegas Sands Corp.(a)	41,846
2,612	McDonald’s Corp.(a)	408,465
3,424	MGM Resorts International(a)	119,908
4,312	Starbucks Corp.(a)	249,622
221	Yum China Holdings, Inc.(a)	9,171
1,816	Yum! Brands, Inc.(a)	154,596

		1,196,326

	Household Durables – 0.4%
1,508	Leggett & Platt, Inc.(a)	66,895
1,831	Newell Brands, Inc.(a)	46,654
2,731	Toll Brothers, Inc.(a)	118,115

		231,664

	Household Products – 1.7%
2,599	Church & Dwight Co., Inc.(a)	130,886
856	Clorox Co. (The)(a)	113,942
1,671	Kimberly-Clark Corp.(a)	184,027
8,248	Procter & Gamble Co. (The)(a)	653,901

		1,082,756

	Industrial Conglomerates – 2.0%
2,237	3M Co.(a)	491,066
27,536	General Electric Co.(a)	371,186
3,159	Honeywell International, Inc.(a)	456,507

		1,318,759

	Insurance – 2.1%
1,173	American Financial Group, Inc.(a)	131,634
953	Arch Capital Group Ltd.(a)(b)	81,567
2,266	Chubb Ltd.(a)	309,921
1,334	Cincinnati Financial Corp.(a)	99,063
2,193	Lincoln National Corp.(a)	160,221
3,001	Prudential Financial, Inc.(a)	310,753
441	Reinsurance Group of America, Inc.(a)	67,914
571	RenaissanceRe Holdings Ltd.(a)	79,089
982	Willis Towers Watson PLC(a)	149,451

		1,389,613

	Internet & Direct Marketing Retail – 3.9%
1,186	Amazon.com, Inc.(a)(b)	1,716,545
162	Booking Holdings, Inc.(a)(b)	337,023
47	Liberty Expedia Holdings, Inc., Series A(a)(b)	1,846
1,552	Liberty Interactive Corp./QVC Group, Class A(a)(b)	39,064
1,367	Netflix, Inc.(a)(b)	403,744

		2,498,222

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – 4.7%
277	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	$50,841
917	Alphabet, Inc., Class A(a)(b)	951,057
822	Alphabet, Inc., Class C(a)(b)	848,131
7,429	Facebook, Inc., Class A(a)(b)	1,187,080

		3,037,109

	IT Services – 4.0%
2,178	Accenture PLC, Class A(a)	334,323
680	Amdocs Ltd.(a)	45,370
223	FleetCor Technologies, Inc.(a)(b)	45,157
703	Gartner, Inc.(a)(b)	82,687
1,053	Global Payments, Inc.(a)	117,431
2,806	International Business Machines Corp.(a)	430,525
3,347	MasterCard, Inc., Class A(a)	586,260
1,745	Paychex, Inc.(a)	107,474
6,790	Visa, Inc., Class A(a)	812,220

		2,561,447

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	35,040
260	Polaris Industries, Inc.(a)	29,775

		64,815

	Life Sciences Tools & Services – 0.7%
566	Illumina, Inc.(a)(b)	133,814
1,410	Thermo Fisher Scientific, Inc.(a)	291,108

		424,922

	Machinery – 1.3%
909	AGCO Corp.(a)	58,949
2,644	Caterpillar, Inc.(a)	389,673
969	Cummins, Inc.(a)	157,065
1,141	IDEX Corp.(a)	162,604
339	WABCO Holdings, Inc.(a)(b)	45,382
674	Wabtec Corp.(a)	54,863

		868,536

	Media – 2.6%
1,046	AMC Networks, Inc., Class A(a)(b)	54,078
15,884	Comcast Corp., Class A(a)	542,756
628	GCI Liberty, Inc., Class A(a)(b)	33,196
11,187	Sirius XM Holdings, Inc.(a)	69,807
2,988	Time Warner, Inc.(a)	282,605
6,330	Twenty-First Century Fox, Inc., Class A(a)	232,248
4,424	Walt Disney Co. (The)(a)	444,347

		1,659,037

	Metals & Mining – 0.2%
4,716	Barrick Gold Corp.(a)	58,714
1,766	Steel Dynamics, Inc.(a)	78,093

		136,807

Shares	Description	Value (†)
Common Stocks – continued

	Multi-Utilities – 0.4%
5,630	Public Service Enterprise Group, Inc.(a)	$282,851

	Multiline Retail – 0.1%
1,780	Nordstrom, Inc.(a)	86,170

	Oil, Gas & Consumable Fuels – 4.9%
1,236	Cheniere Energy, Inc.(a)(b)	66,064
6,581	Chevron Corp.(a)	750,497
1,525	Concho Resources, Inc.(a)(b)	229,253
587	Enbridge, Inc.	18,473
6,572	Encana Corp.(a)	72,292
1,467	Energen Corp.(a)(b)	92,216
11,987	Exxon Mobil Corp.(a)	894,350
1,143	HollyFrontier Corp.(a)	55,847
3,909	Noble Energy, Inc.(a)	118,443
4,021	Occidental Petroleum Corp.(a)	261,204
2,749	Phillips 66(a)	263,684
1,099	Pioneer Natural Resources Co.(a)	188,786
879	Whiting Petroleum Corp.(b)	29,746
7,495	WPX Energy, Inc.(a)(b)	110,776

		3,151,631

	Pharmaceuticals – 4.6%
1,083	Allergan PLC(a)	182,258
5,410	Bristol-Myers Squibb Co.(a)	342,182
3,264	Eli Lilly & Co.(a)	252,536
199	Jazz Pharmaceuticals PLC(a)(b)	30,047
8,192	Johnson & Johnson(a)	1,049,805
8,348	Merck & Co., Inc.(a)	454,716
18,544	Pfizer, Inc.(a)	658,126

		2,969,670

	Professional Services – 0.3%
310	ManpowerGroup, Inc.(a)	35,681
1,394	Verisk Analytics, Inc.(a)(b)	144,976

		180,657

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)	30,737

	REITs - Apartments – 0.8%
1,681	American Campus Communities, Inc.(a)	64,920
1,141	Camden Property Trust(a)	96,049
443	Essex Property Trust, Inc.(a)	106,621
1,035	Mid-America Apartment Communities, Inc.(a)	94,434
3,862	UDR, Inc.(a)	137,565

		499,589

	REITs - Diversified – 0.7%
1,899	Crown Castle International Corp.(a)	208,149
1,330	Digital Realty Trust, Inc.(a)	140,156

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Diversified – continued
600	SBA Communications Corp.(a)(b)	$102,552

		450,857

	REITs - Hotels – 0.1%
1,828	Park Hotels & Resorts, Inc.(a)	49,393

	REITs - Mortgage – 0.2%
2,878	AGNC Investment Corp.(a)	54,452
6,336	Annaly Capital Management, Inc.(a)	66,084

		120,536

	REITs - Office Property – 0.3%
1,019	Kilroy Realty Corp.(a)	72,308
1,081	SL Green Realty Corp.(a)	104,673

		176,981

	REITs - Shopping Centers – 0.2%
4,364	DDR Corp.(a)	31,988
1,845	Regency Centers Corp.(a)	108,818

		140,806

	REITs - Single Tenant – 0.2%
1,710	National Retail Properties, Inc.(a)	67,135
1,172	Realty Income Corp.(a)	60,627

		127,762

	REITs - Storage – 0.2%
1,120	Extra Space Storage, Inc.(a)	97,843

	REITs - Warehouse/Industrials – 0.2%
4,510	Duke Realty Corp.(a)	119,425

	Road & Rail – 0.9%
1,389	Norfolk Southern Corp.(a)	188,598
252	Old Dominion Freight Line, Inc.(a)	37,037
2,775	Union Pacific Corp.(a)	373,043

		598,678

	Semiconductors & Semiconductor Equipment – 4.0%
6,329	Applied Materials, Inc.(a)	351,956
14,648	Intel Corp.(a)	762,868
2,720	Maxim Integrated Products, Inc.(a)	163,798
2,150	NVIDIA Corp.(a)	497,918
663	NXP Semiconductors NV(a)(b)	77,571
5,266	QUALCOMM, Inc.(a)	291,789
4,191	Texas Instruments, Inc.(a)	435,403
981	Versum Materials, Inc.(a)	36,915

		2,618,218

	Software – 6.1%
3,118	Activision Blizzard, Inc.(a)	210,340
1,831	Adobe Systems, Inc.(a)(b)	395,642

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
560	ANSYS, Inc.(a)(b)	$87,746
1,739	Cadence Design Systems, Inc.(a)(b)	63,943
825	CDK Global, Inc.(a)	52,256
264	Check Point Software Technologies Ltd.(b)	26,226
275	Dell Technologies, Inc., Class V(b)	20,133
342	Fortinet, Inc.(b)	18,324
22,727	Microsoft Corp.(a)	2,074,293
8,262	Oracle Corp.(a)	377,987
2,642	salesforce.com, inc.(a)(b)	307,265
373	ServiceNow, Inc.(a)(b)	61,713
1,052	Synopsys, Inc.(a)(b)	87,568
906	Take-Two Interactive Software, Inc.(a)(b)	88,589
206	Ultimate Software Group, Inc. (The)(a)(b)	50,202

		3,922,227

	Specialty Retail – 2.5%
796	Advance Auto Parts, Inc.(a)	94,366
1,011	Dick’s Sporting Goods, Inc.(a)	35,436
1,292	Foot Locker, Inc.(a)	58,838
4,099	Home Depot, Inc. (The)(a)	730,606
3,415	Lowe’s Cos., Inc.(a)	299,666
347	Signet Jewelers Ltd.	13,366
3,187	TJX Cos., Inc. (The)(a)	259,932
424	Ulta Beauty, Inc.(a)(b)	86,610
583	Williams-Sonoma, Inc.(a)	30,759

		1,609,579

	Technology Hardware, Storage & Peripherals – 4.3%
14,608	Apple, Inc.(a)	2,450,930
6,840	Hewlett Packard Enterprise Co.(a)	119,974
9,135	HP, Inc.(a)	200,239

		2,771,143

	Textiles, Apparel & Luxury Goods – 0.7%
388	Carter’s, Inc.(a)	40,391
3,129	Hanesbrands, Inc.(a)	57,636
462	Lululemon Athletica, Inc.(a)(b)	41,173
4,686	NIKE, Inc., Class B(a)	311,338
849	Skechers U.S.A., Inc., Class A(a)(b)	33,018

		483,556

	Thrifts & Mortgage Finance – 0.0%
1,793	New York Community Bancorp, Inc.(a)	23,363

	Tobacco – 1.4%
6,758	Altria Group, Inc.(a)	421,159
4,913	Philip Morris International, Inc.(a)	488,352

		909,511

	Water Utilities – 0.3%
2,233	American Water Works Co., Inc.(a)	183,396

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.0%
1,378	Sprint Corp.(a)(b)	$6,725

	Total Common Stocks (Identified Cost $49,885,718)	63,494,898

Principal Amount
Short-Term Investments – 2.8%
$ 1,835,610	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $1,835,793 on 4/02/2018 collateralized by $1,810,000 U.S. Treasury Note, 3.500% due 5/15/2020 valued at $1,876,588 including accrued interest(c) (Identified Cost $1,835,610)	1,835,610

	Total Investments – 100.8% (Identified Cost $51,721,328)	65,330,508
	Other assets less liabilities – (0.8)%	(540,910)

	Net Assets – 100.0%	$64,789,598

Written Options – (1.1%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.1%)
S&P 500® Index, Call(d)	04/06/2018	2,675	(27)	$(7,130,349)	$(63,923)	$(40,095)
S&P 500® Index, Call(d)	04/13/2018	2,700	(23)	(6,074,001)	(67,792)	(32,545)
S&P 500® Index, Call(d)	04/20/2018	2,650	(53)	(13,996,611)	(159,798)	(219,685)
S&P 500® Index, Call(d)	04/20/2018	2,700	(27)	(7,130,349)	(140,333)	(51,975)
S&P 500® Index, Call(d)	05/18/2018	2,650	(25)	(6,602,175)	(122,062)	(152,375)
S&P 500® Index, Call(d)	05/18/2018	2,675	(27)	(7,130,349)	(131,962)	(128,520)
S&P 500® Index, Call(d)	05/18/2018	2,750	(28)	(7,394,436)	(215,138)	(52,220)
S&P 500® Index, Call(d)	05/18/2018	2,800	(28)	(7,394,436)	(165,130)	(25,200)

Total					$(1,066,138)	$(702,615)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, written options were fair valued at ($702,615) representing (1.1%) of net assets, using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$63,494,898	$—	$—	$63,494,898
Short-Term Investments	—	1,835,610	—	1,835,610

Total	$63,494,898	$1,835,610	$—	$65,330,508

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(702,615)	$—	$(702,615)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended March 31, 2018, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2018:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(702,615)

Industry Summary at March 31, 2018 (Unaudited)

Banks	6.4%
Software	6.1
Oil, Gas & Consumable Fuels	4.9
Internet Software & Services	4.7
Pharmaceuticals	4.6
Technology Hardware, Storage & Peripherals	4.3
Semiconductors & Semiconductor Equipment	4.0
IT Services	4.0
Internet & Direct Marketing Retail	3.9
Biotechnology	2.9
Aerospace & Defense	2.7
Health Care Providers & Services	2.7
Media	2.6
Health Care Equipment & Supplies	2.5
Specialty Retail	2.5
Capital Markets	2.3
Insurance	2.1
Chemicals	2.1
Industrial Conglomerates	2.0
Other Investments, less than 2% each	30.7
Short-Term Investments	2.8

Total Investments	100.8
Other assets less liabilities (including open written options)	(0.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets

	Aerospace & Defense – 2.6%
258,290	Boeing Co. (The)(a)	$84,688,125
57,682	Huntington Ingalls Industries, Inc.(a)	14,868,112
263,097	Raytheon Co.(a)	56,781,595
44,346	TransDigm Group, Inc.(a)	13,611,561
392,820	United Technologies Corp.(a)	49,424,613

		219,374,006

	Air Freight & Logistics – 0.5%
407,357	United Parcel Service, Inc., Class B(a)	42,633,984

	Airlines – 0.5%
107,742	Alaska Air Group, Inc.(a)	6,675,694
330,509	American Airlines Group, Inc.(a)	17,173,248
266,319	JetBlue Airways Corp.(a)(b)	5,411,602
169,380	United Continental Holdings, Inc.(a)(b)	11,766,829

		41,027,373

	Auto Components – 0.1%
36,398	Adient PLC(a)	2,175,144
45,405	Autoliv, Inc.(a)	6,626,406
52,486	Cooper Tire & Rubber Co.(a)	1,537,840

		10,339,390

	Automobiles – 0.4%
2,457,532	Ford Motor Co.(a)	27,229,455
15,980	Tesla, Inc.(a)(b)	4,252,757

		31,482,212

	Banks – 6.6%
334,523	Associated Banc-Corp(a)	8,312,897
3,991,854	Bank of America Corp.(a)	119,715,701
1,159,922	Citigroup, Inc.(a)	78,294,735
1,252,979	Huntington Bancshares, Inc.(a)	18,919,983
1,466,349	JPMorgan Chase & Co.(a)	161,254,400
332,605	Old National Bancorp(a)	5,621,024
64,746	Signature Bank(a)(b)	9,190,695
44,605	SVB Financial Group(a)(b)	10,705,646
807,344	U.S. Bancorp(a)	40,770,872
1,762,993	Wells Fargo & Co.(a)	92,398,463

		545,184,416

	Beverages – 2.0%
1,727,514	Coca-Cola Co. (The)(a)	75,025,933
241,521	Monster Beverage Corp.(a)(b)	13,817,417
703,567	PepsiCo, Inc.(a)	76,794,338

		165,637,688

Shares	Description	Value (†)
Common Stocks – continued

	Biotechnology – 3.1%
641,965	AbbVie, Inc.(a)	$60,761,987
125,445	Alexion Pharmaceuticals, Inc.(a)(b)	13,982,100
298,196	Amgen, Inc.(a)	50,836,454
98,805	Biogen, Inc.(a)(b)	27,054,785
358,090	Celgene Corp.(a)(b)	31,945,209
533,487	Gilead Sciences, Inc.(a)	40,219,585
59,112	Seattle Genetics, Inc.(a)(b)	3,093,922
48,686	Shire PLC, Sponsored ADR(a)	7,273,201
25,386	TESARO, Inc.(a)(b)	1,450,556
118,760	Vertex Pharmaceuticals, Inc.(a)(b)	19,355,505

		255,973,304

	Building Products – 0.4%
235,129	Fortune Brands Home & Security, Inc.(a)	13,846,747
401,198	Johnson Controls International PLC(a)	14,138,217
37,467	Lennox International, Inc.(a)	7,657,131

		35,642,095

	Capital Markets – 2.5%
633,617	Charles Schwab Corp. (The)(a)	33,087,480
177,672	CME Group, Inc.(a)	28,736,669
173,506	Eaton Vance Corp.(a)	9,659,079
176,351	Goldman Sachs Group, Inc. (The)(a)	44,415,763
393,785	Intercontinental Exchange, Inc.(a)	28,557,288
114,865	Legg Mason, Inc.(a)	4,669,262
742,584	Morgan Stanley(a)	40,069,833
68,462	MSCI, Inc.(a)	10,233,015
130,982	TD Ameritrade Holding Corp.(a)	7,758,064
112,365	Waddell & Reed Financial, Inc., Class A(a)	2,270,897

		209,457,350

	Chemicals – 2.1%
17,782	AdvanSix, Inc.(a)(b)	618,458
121,378	Ashland Global Holdings, Inc.(a)	8,470,971
65,262	Celanese Corp., Series A(a)	6,539,905
53,140	Chemours Co. (The)(a)	2,588,449
1,044,867	DowDuPont, Inc.(a)	66,568,477
168,176	Eastman Chemical Co.(a)	17,756,022
36,897	Ingevity Corp.(a)(b)	2,718,940
214,433	LyondellBasell Industries NV, Class A(a)	22,661,279
293,055	Monsanto Co.(a)	34,196,588
88,197	Olin Corp.(a)	2,680,307
171,746	RPM International, Inc.(a)	8,187,132
236,738	Valvoline, Inc.(a)	5,239,012

		178,225,540

	Commercial Services & Supplies – 0.5%
93,918	Copart, Inc.(b)	4,783,244
100,997	Waste Connections, Inc.(a)	7,245,525
317,652	Waste Management, Inc.(a)	26,720,886

		38,749,655

Shares	Description	Value (†)
Common Stocks – continued

	Communications Equipment – 1.3%
15,373	Arista Networks, Inc.(a)(b)	$3,924,727
1,978,160	Cisco Systems, Inc.(a)	84,843,282
115,934	Motorola Solutions, Inc.(a)	12,207,850
32,063	Palo Alto Networks, Inc.(a)(b)	5,820,076

		106,795,935

	Consumer Finance – 0.8%
121,623	Ally Financial, Inc.(a)	3,302,064
429,649	American Express Co.(a)	40,077,659
273,240	Discover Financial Services(a)	19,654,153

		63,033,876

	Containers & Packaging – 0.4%
120,641	Avery Dennison Corp.(a)	12,818,106
135,652	Sonoco Products Co.(a)	6,579,122
228,840	WestRock Co.(a)	14,684,663

		34,081,891

	Distributors – 0.2%
149,114	Genuine Parts Co.(a)	13,396,402

	Diversified Financial Services – 2.0%
823,996	Berkshire Hathaway, Inc., Class B(a)(b)	164,370,722

	Diversified Telecommunication Services – 1.8%
2,283,782	AT&T, Inc.(a)	81,416,828
1,496,481	Verizon Communications, Inc.(a)	71,561,722

		152,978,550

	Electric Utilities – 1.5%
614,082	Alliant Energy Corp.(a)	25,091,391
671,022	American Electric Power Co., Inc.(a)	46,025,399
525,021	Duke Energy Corp.(a)	40,673,377
87,627	Hawaiian Electric Industries, Inc.(a)	3,012,616
194,039	OGE Energy Corp.(a)	6,358,658
135,917	Westar Energy, Inc.(a)	7,147,875

		128,309,316

	Electrical Equipment – 0.6%
229,541	Eaton Corp. PLC(a)	18,342,621
341,749	Emerson Electric Co.(a)	23,341,457
36,487	Hubbell, Inc.(a)	4,443,387

		46,127,465

	Electronic Equipment, Instruments & Components – 0.5%
598,992	Corning, Inc.(a)	16,699,897
227,260	TE Connectivity Ltd.(a)	22,703,274

		39,403,171

	Energy Equipment & Services – 0.9%
284,698	Baker Hughes, a GE Co.(a)	7,906,063
489,562	Halliburton Co.(a)	22,980,040

Shares	Description	Value (†)
Common Stocks – continued

	Energy Equipment & Services – continued
302,209	Patterson-UTI Energy, Inc.(a)	$5,291,680
634,857	Schlumberger Ltd.(a)	41,126,037

		77,303,820

	Food & Staples Retailing – 1.4%
493,472	CVS Health Corp.(a)	30,698,893
528,138	Walgreens Boots Alliance, Inc.(a)	34,577,195
606,269	Walmart, Inc.(a)	53,939,753

		119,215,841

	Food Products – 1.1%
85,855	Bunge Ltd.(a)	6,348,119
401,280	Conagra Brands, Inc.(a)	14,799,206
66,489	Ingredion, Inc.(a)	8,571,762
317,646	Kraft Heinz Co. (The)(a)	19,786,169
118,515	Lamb Weston Holdings, Inc.(a)	6,899,943
783,471	Mondelez International, Inc., Class A(a)	32,694,245

		89,099,444

	Gas Utilities – 0.1%
90,899	National Fuel Gas Co.(a)	4,676,754
3,539	ONE Gas, Inc.(a)	233,645
31,811	WGL Holdings, Inc.(a)	2,660,990

		7,571,389

	Health Care Equipment & Supplies – 2.8%
763,559	Abbott Laboratories(a)	45,752,455
50,337	Align Technology, Inc.(a)(b)	12,641,131
353,112	Baxter International, Inc.(a)	22,966,404
830,456	Boston Scientific Corp.(a)(b)	22,688,058
292,284	Hologic, Inc.(a)(b)	10,919,730
67,471	Intuitive Surgical, Inc.(a)(b)	27,854,053
861,635	Medtronic PLC(a)	69,120,360
106,088	ResMed, Inc.(a)	10,446,485
24,419	Teleflex, Inc.(a)	6,226,357

		228,615,033

	Health Care Providers & Services – 2.8%
231,278	Aetna, Inc.(a)	39,085,982
151,540	Anthem, Inc.(a)	33,293,338
308,783	Express Scripts Holding Co.(a)(b)	21,330,730
213,130	HCA Healthcare, Inc.(a)	20,673,610
164,011	Patterson Cos., Inc.(a)	3,645,964
107,436	Quest Diagnostics, Inc.(a)	10,775,831
430,565	UnitedHealth Group, Inc.(a)	92,140,910
90,408	Universal Health Services, Inc., Class B(a)	10,705,211

		231,651,576

	Health Care Technology – 0.1%
70,651	Veeva Systems, Inc., Class A(a)(b)	5,158,936

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – 1.6%
33,735	Domino’s Pizza, Inc.(a)	$7,879,147
92,305	Hilton Grand Vacations, Inc.(a)(b)	3,970,961
218,618	Hilton Worldwide Holdings, Inc.(a)	17,218,354
59,763	Las Vegas Sands Corp.(a)	4,296,960
411,159	McDonald’s Corp.(a)	64,297,044
82,034	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	2,377,345
401,803	MGM Resorts International(a)	14,071,141
91,903	Restaurant Brands International, Inc.(a)	5,231,119
39,919	Vail Resorts, Inc.(a)	8,850,042
401,168	Wendy’s Co. (The)(a)	7,040,498

		135,232,611

	Household Durables – 0.5%
327,842	Newell Brands, Inc.(a)	8,353,414
2,654	NVR, Inc.(a)(b)	7,431,200
286,997	Toll Brothers, Inc.(a)	12,412,620
27,819	Tupperware Brands Corp.(a)	1,345,883
52,559	Whirlpool Corp.(a)	8,047,309

		37,590,426

	Household Products – 1.5%
582,205	Colgate-Palmolive Co.(a)	41,732,455
1,061,719	Procter & Gamble Co. (The)(a)	84,173,082

		125,905,537

	Industrial Conglomerates – 2.0%
267,316	3M Co.(a)	58,681,208
3,471,138	General Electric Co.(a)	46,790,940
429,021	Honeywell International, Inc.(a)	61,997,825

		167,469,973

	Insurance – 2.3%
591,870	Aflac, Inc.(a)	25,900,231
266,008	Allstate Corp. (The)(a)	25,217,558
149,909	American Financial Group, Inc.(a)	16,822,788
482,754	American International Group, Inc.(a)	26,271,473
180,061	Aon PLC(a)	25,267,960
161,374	Arch Capital Group Ltd.(a)(b)	13,812,001
296,125	Arthur J. Gallagher & Co.(a)	20,352,671
121,715	FNF Group(a)	4,871,034
237,812	Lincoln National Corp.(a)	17,374,545
289,406	XL Group Ltd.(a)	15,992,576

		191,882,837

	Internet & Direct Marketing Retail – 3.7%
150,434	Amazon.com, Inc.(a)(b)	217,729,145
20,563	Booking Holdings, Inc.(a)(b)	42,779,060
169,855	Netflix, Inc.(a)(b)	50,166,674

		310,674,879

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – 5.2%
63,797	Alphabet, Inc., Class A(a)(b)	$66,166,421
168,456	Alphabet, Inc., Class C(a)(b)	173,811,216
16,428	Baidu, Inc., Sponsored ADR(a)(b)	3,666,565
462,511	eBay, Inc.(a)(b)	18,611,443
940,481	Facebook, Inc., Class A(a)(b)	150,279,459
7,580	MercadoLibre, Inc.(a)	2,701,436
103,668	VeriSign, Inc.(a)(b)	12,290,878
73,612	Zillow Group, Inc., Class C(a)(b)	3,960,326

		431,487,744

	IT Services – 3.7%
208,601	Automatic Data Processing, Inc.(a)	23,672,041
27,909	Black Knight, Inc.(a)(b)	1,314,514
90,378	Broadridge Financial Solutions, Inc.(a)	9,913,563
329,047	Cognizant Technology Solutions Corp., Class A(a)	26,488,283
257,142	Fidelity National Information Services, Inc.(a)	24,762,775
22,687	FleetCor Technologies, Inc.(a)(b)	4,594,117
389,246	International Business Machines Corp.(a)	59,722,014
192,336	Paychex, Inc.(a)	11,845,974
504,254	PayPal Holdings, Inc.(a)(b)	38,257,751
838,361	Visa, Inc., Class A(a)	100,284,743
379,264	Western Union Co. (The)(a)	7,293,247

		308,149,022

	Leisure Products – 0.1%
405,813	Mattel, Inc.(a)	5,336,441
35,016	Polaris Industries, Inc.(a)	4,010,032

		9,346,473

	Life Sciences Tools & Services – 0.2%
70,877	Illumina, Inc.(a)(b)	16,756,740

	Machinery – 1.9%
285,844	Caterpillar, Inc.(a)	42,127,689
116,361	Cummins, Inc.(a)	18,860,955
170,807	Deere & Co.(a)	26,529,743
131,499	Parker Hannifin Corp.(a)	22,490,274
180,965	Pentair PLC(a)	12,329,145
65,179	Snap-on, Inc.(a)	9,616,510
143,487	Stanley Black & Decker, Inc.(a)	21,982,208
63,479	Timken Co. (The)(a)	2,894,642

		156,831,166

	Media – 2.5%
1,897,476	Comcast Corp., Class A(a)	64,836,755
103,860	Liberty Broadband Corp., Class C(a)(b)	8,899,763
171,923	Liberty Global PLC, Series C(a)(b)	5,231,617
83,437	Liberty Latin America Ltd., Class C(a)(b)	1,592,812
205,665	News Corp., Class B(a)	3,311,207
182,648	Omnicom Group, Inc.(a)	13,273,030
1,957,184	Sirius XM Holdings, Inc.(a)	12,212,828

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
366,487	Time Warner, Inc.(a)	$34,662,341
668,287	Walt Disney Co. (The)(a)	67,122,746

		211,143,099

	Metals & Mining – 0.2%
171,684	Southern Copper Corp.(a)	9,301,839
206,058	Steel Dynamics, Inc.(a)	9,111,885
55,501	Worthington Industries, Inc.(a)	2,382,103

		20,795,827

	Multi-Utilities – 1.4%
401,532	Ameren Corp.(a)	22,738,757
609,976	CenterPoint Energy, Inc.(a)	16,713,343
273,147	Consolidated Edison, Inc.(a)	21,289,077
476,439	Public Service Enterprise Group, Inc.(a)	23,936,295
541,369	WEC Energy Group, Inc.(a)	33,943,836

		118,621,308

	Multiline Retail – 0.4%
127,295	Nordstrom, Inc.(a)	6,162,351
364,432	Target Corp.(a)	25,302,514

		31,464,865

	Oil, Gas & Consumable Fuels – 4.7%
126,723	Cheniere Energy, Inc.(a)(b)	6,773,344
775,644	Chevron Corp.(a)	88,454,442
202,115	Concho Resources, Inc.(a)(b)	30,383,948
714,565	ConocoPhillips(a)	42,366,559
260,757	Continental Resources, Inc.(a)(b)	15,371,625
1,622,420	Exxon Mobil Corp.(a)	121,048,756
470,790	Gulfport Energy Corp.(a)(b)	4,543,124
79,132	HollyFrontier Corp.(a)	3,866,390
463,874	Occidental Petroleum Corp.(a)	30,133,255
245,897	ONEOK, Inc.(a)	13,996,457
314,511	Phillips 66(a)	30,167,895

		387,105,795

	Personal Products – 0.0%
37,688	Herbalife Ltd.(a)(b)	3,673,449

	Pharmaceuticals – 4.6%
180,342	Allergan PLC(a)	30,349,755
632,761	Bristol-Myers Squibb Co.(a)	40,022,133
388,694	Eli Lilly & Co.(a)	30,073,255
38,261	Jazz Pharmaceuticals PLC(a)(b)	5,777,028
1,031,876	Johnson & Johnson(a)	132,234,910
1,046,762	Merck & Co., Inc.(a)	57,017,126
2,358,296	Pfizer, Inc.(a)	83,695,925

		379,170,132

Shares	Description	Value (†)
Common Stocks – continued

	Professional Services – 0.4%
53,481	Dun & Bradstreet Corp. (The)(a)	$6,257,277
50,995	ManpowerGroup, Inc.(a)	5,869,525
195,964	Verisk Analytics, Inc.(a)(b)	20,380,256

		32,507,058

	REITs - Apartments – 0.5%
192,021	Camden Property Trust(a)	16,164,328
617,097	UDR, Inc.(a)	21,980,995

		38,145,323

	REITs - Diversified – 0.2%
179,401	Digital Realty Trust, Inc.(a)	18,905,277

	REITs - Health Care – 0.4%
260,504	Healthcare Realty Trust, Inc.(a)	7,218,566
206,117	Sabra Health Care REIT, Inc.(a)	3,637,965
265,800	Senior Housing Properties Trust(a)	4,162,428
310,797	Ventas, Inc.(a)	15,393,775

		30,412,734

	REITs - Hotels – 0.1%
159,507	Park Hotels & Resorts, Inc.(a)	4,309,879

	REITs - Mortgage – 0.3%
644,819	AGNC Investment Corp.(a)	12,199,976
1,234,994	Annaly Capital Management, Inc.(a)	12,880,987

		25,080,963

	REITs - Office Property – 0.3%
231,504	Kilroy Realty Corp.(a)	16,427,524
306,600	Mack-Cali Realty Corp.(a)	5,123,286

		21,550,810

	REITs - Shopping Centers – 0.2%
354,094	Regency Centers Corp.(a)	20,884,464

	REITs - Storage – 0.2%
178,201	Extra Space Storage, Inc.(a)	15,567,639

	REITs - Warehouse/Industrials – 0.3%
664,704	Duke Realty Corp.(a)	17,601,362
271,168	Liberty Property Trust(a)	10,773,505

		28,374,867

	Road & Rail – 0.9%
146,168	Avis Budget Group, Inc.(a)(b)	6,846,509
63,846	Canadian Pacific Railway Ltd.(a)	11,268,819
613,453	CSX Corp.(a)	34,175,467
167,459	Hertz Global Holdings, Inc.(a)(b)	3,324,061
111,584	Old Dominion Freight Line, Inc.(a)	16,399,500

		72,014,356

	Semiconductors & Semiconductor Equipment – 4.4%
577,731	Advanced Micro Devices, Inc.(a)(b)	5,806,197

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
240,300	Analog Devices, Inc.(a)	$21,898,539
719,286	Applied Materials, Inc.(a)	39,999,494
1,783,691	Intel Corp.(a)	92,894,627
218,182	Microchip Technology, Inc.(a)	19,933,107
404,707	Micron Technology, Inc.(b)	21,101,423
245,879	NVIDIA Corp.(a)	56,943,118
594,824	QUALCOMM, Inc.(a)	32,959,198
156,838	Skyworks Solutions, Inc.(a)	15,724,578
221,363	Teradyne, Inc.(a)	10,118,503
483,621	Texas Instruments, Inc.(a)	50,243,386

		367,622,170

	Software – 5.9%
380,288	Activision Blizzard, Inc.(a)	25,654,228
256,488	Adobe Systems, Inc.(a)(b)	55,421,927
78,121	ANSYS, Inc.(a)(b)	12,240,780
383,459	Cadence Design Systems, Inc.(a)(b)	14,099,787
48,710	Check Point Software Technologies Ltd.(b)	4,838,851
36,215	Dell Technologies, Inc., Class V(a)(b)	2,651,300
78,463	Fortinet, Inc.(b)	4,204,048
2,903,845	Microsoft Corp.(a)	265,033,933
367,409	Nuance Communications, Inc.(a)(b)	5,786,692
1,255,543	Oracle Corp.(a)	57,441,092
114,165	PTC, Inc.(a)(b)	8,906,012
41,728	ServiceNow, Inc.(a)(b)	6,903,898
347,805	Symantec Corp.(a)	8,990,759
58,429	Take-Two Interactive Software, Inc.(a)(b)	5,713,188
75,963	VMware, Inc., Class A(a)(b)	9,212,033
44,172	Workday, Inc., Class A(a)(b)	5,614,703

		492,713,231

	Specialty Retail – 2.4%
354,976	American Eagle Outfitters, Inc.(a)	7,074,672
119,595	Foot Locker, Inc.(a)	5,446,356
178,688	Gap, Inc. (The)(a)	5,575,066
530,584	Home Depot, Inc. (The)(a)	94,571,292
119,254	L Brands, Inc.(a)	4,556,695
426,282	Lowe’s Cos., Inc.(a)	37,406,246
110,143	Tiffany & Co.(a)	10,756,565
375,970	TJX Cos., Inc. (The)(a)	30,664,113

		196,051,005

	Technology Hardware, Storage & Peripherals – 3.8%
1,895,813	Apple, Inc.(a)	318,079,505

	Textiles, Apparel & Luxury Goods – 0.4%
91,648	Lululemon Athletica, Inc.(a)(b)	8,167,670
212,485	Michael Kors Holdings Ltd.(a)(b)	13,191,069
681,244	Under Armour, Inc., Class A(a)(b)	11,138,339
108,010	Under Armour, Inc., Class C(a)(b)	1,549,943

		34,047,021

Shares	Description	Value (†)
Common Stocks – continued

	Tobacco – 1.2%
721,540	Altria Group, Inc.(a)	$44,966,373
576,065	Philip Morris International, Inc.(a)	57,260,861
76,584	Vector Group Ltd.(a)	1,561,548

		103,788,782

	Trading Companies & Distributors – 0.1%
71,609	GATX Corp.(a)	4,904,500

	Wireless Telecommunication Services – 0.1%
187,217	Sprint Corp.(a)(b)	913,619
71,226	T-Mobile US, Inc.(a)(b)	4,347,635

		5,261,254

	Total Common Stocks (Identified Cost $5,954,372,708)	8,154,363,101

Total Purchased Options – 0.9%
(Identified Cost $72,290,605) (see detail below)		77,736,780

Principal Amount
Short-Term Investments – 2.7%
$ 221,714,357	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $221,736,529 on 4/02/2018 collateralized by $197,370,000 United States Treasury Inflation Indexed Note, 0.125% due 4/15/2020 valued at $208,072,783; $17,435,000 U.S. Treasury Note, 3.500% due 5/15/2020 valued at $18,076,416 including accrued interest(c) (Identified Cost $221,714,357)	221,714,357

	Total Investments – 101.8% (Identified Cost $6,248,377,670)	8,453,814,238
	Other assets less liabilities – (1.8)%	(153,074,465)

	Net Assets – 100.0%	$8,300,739,773

Purchased Options – 0.9%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.9%
S&P 500® Index, Put(b)(d)	05/18/2018	2,375	4,344	$1,147,193,928	$11,305,260	$5,712,360
S&P 500® Index, Put(b)(d)	05/18/2018	2,450	3,535	933,547,545	9,765,438	7,123,025
S&P 500® Index, Put(b)(d)	05/18/2018	2,475	3,506	925,889,022	9,615,205	8,186,510
S&P 500® Index, Put(b)(d)	06/15/2018	2,425	3,593	948,864,591	10,249,033	10,725,105
S&P 500® Index, Put(b)(d)	06/15/2018	2,450	4,427	1,169,113,149	11,255,647	14,764,045
S&P 500® Index, Put(b)(d)	06/15/2018	2,475	4,427	1,169,113,149	10,635,867	16,534,845
S&P 500® Index, Put(b)(d)	06/15/2018	2,500	3,502	924,832,674	9,464,155	14,690,890

Total					$72,290,605	$77,736,780

Written Options – (1.1%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.1%)
S&P 500® Index, Call(d)	04/06/2018	2,675	(3,430)	$(905,818,410)	$(8,078,105)	$(5,093,550)
S&P 500® Index, Call(d)	04/13/2018	2,700	(3,365)	(888,652,755)	(9,827,250)	(4,761,475)
S&P 500® Index, Call(d)	04/20/2018	2,650	(7,041)	(1,859,436,567)	(21,348,559)	(29,184,945)
S&P 500® Index, Call(d)	04/20/2018	2,700	(3,427)	(905,026,149)	(17,712,710)	(6,596,975)
S&P 500® Index, Call(d)	05/18/2018	2,650	(3,138)	(828,705,006)	(15,321,285)	(19,126,110)
S&P 500® Index, Call(d)	05/18/2018	2,675	(3,396)	(896,839,452)	(16,549,314)	(16,164,960)
S&P 500® Index, Call(d)	05/18/2018	2,750	(3,289)	(868,582,143)	(25,271,032)	(6,133,985)
S&P 500® Index, Call(d)	05/18/2018	2,800	(3,484)	(920,079,108)	(20,546,890)	(3,135,600)

Total					$(134,655,145)	$(90,197,600)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, purchased options were fair valued at $77,736,780 and written options were fair valued at $(90,197,600) representing 0.9% and (1.1%), respectively of net assets, using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,154,363,101	$—	$—	$8,154,363,101
Purchased Options*	—	77,736,780	—	77,736,780
Short-Term Investments	—	221,714,357	—	221,714,357

Total	$8,154,363,101	$299,451,137	$—	$8,453,814,238

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(90,197,600)	$—	$(90,197,600)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2018, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2018, as reflected within the Portfolio of Investments:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$77,736,780

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(90,197,600)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2018 (Unaudited)

Banks	6.6%
Software	5.9
Internet Software & Services	5.2
Oil, Gas & Consumable Fuels	4.7
Pharmaceuticals	4.6
Semiconductors & Semiconductor Equipment	4.4
Technology Hardware, Storage & Peripherals	3.8
Internet & Direct Marketing Retail	3.7
IT Services	3.7
Biotechnology	3.1
Health Care Providers & Services	2.8
Health Care Equipment & Supplies	2.8
Aerospace & Defense	2.6
Media	2.5
Capital Markets	2.5
Specialty Retail	2.4
Insurance	2.3
Chemicals	2.1
Industrial Conglomerates	2.0
Beverages	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	27.4
Short-Term Investments	2.7

Total Investments	101.8
Other assets less liabilities (including open written options)	(1.8)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 21, 2018